Property And Equipment	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Property and equipment

8.	Property and equipment

	Restaurant, production, and R&D equipment	Furniture and fixtures	Computer equipment and software	Leasehold improvements	Vehicle	Total

Cost

At January 1, 2020	$ 195,513	$ 18,030	$ 21,410	$ 70,436	$ 61,222	$ 366,611

Additions	169,210	107,112	86,460	182,713	8,559	554,054

At December 31, 2020	364,723	125,142	107,870	253,149	69,781	920,665

Additions	9,848,607	568,659	403,656	4,863,197	206,760	15,890,879

Disposals	(2,679)	-	-	-	(34,768)	(37,447)

At December 31, 2021	$10,210,651	$ 693,801	$ 511,526	$ 5,116,346	$ 241,773	$16,774,097

Accumulated depreciation

At January 1, 2020	$ (11,047)	$ (6,113)	$ (13,875)	$ (19,945)	$(6,122)	$ (57,102)

Depreciation	(52,887)	(4,353)	(20,332)	(32,378)	(12,885)	(122,835)

At December 31, 2020	(63,934)	(10,466)	(34,207)	(52,323)	(19,007)	(179,937)

Depreciation	(258,314)	(74,093)	(332,597)	(357,833)	(21,084)	(1,043,921)

Disposals	-	-	-	-	1,446	1,446

Impairment	(101,077)	-	-	-	-	(101,077)

At December 31, 2021	$(423,325)	$(84,559)	$(366,804)	$(410,156)	$(38,645)	$(1,323,489)

Net book value

At December 31, 2020	$ 300,789	$ 114,676	$ 73,663	$ 200,826	$ 50,774	$ 740,728

At December 31, 2021	$ 9,787,326	$ 609,242	$ 144,722	$ 4,706,190	$ 203,128	$ 15,450,608

As at December 31, 2021, a total of $nil (2020 - $81,000) of furniture and fixtures, $4,492,196 (2020 - $nil) of production equipment, $264,060 (2020 - $63,557) of leasehold improvements and $78,497 (2020 - $nil) of vehicle was related to property and equipment under construction, and no depreciation has been recognized. The Company will begin recognizing depreciation once the underlying assets are ready for their intended use.
During the year ended December 31, 2021, the Company recognized an impairment of $101,077 related to production equipment that was no longer in use.
Depreciation of property and equipment included in the consolidated financial statements is split as follows:

	As at December 31,

	2021	2020

Consolidated statements of financial position

Included in inventory	$ 263,609	$ 12,053

	Year ended December 31,

	2021	2020

Consolidated statements of net loss and comprehensive loss

Included in procurement expense	$ 433,984	$ 76,132

Included in fulfilment expense	15,177	244

Included in general and administrative expense	179,881	30,822

Included in research and development expense	6,804	3,584

Included in pre-production expense	144,466	-

	$ 780,312	$ 110,782

9.	Property and equipment

	Restaurant, production, and R&D equipment	Furniture and fixtures	Computer equipment and software	Leasehold improvements	Vehicle	Total
Cost
At January 1, 2019	$1,071	$10,102	$10,160	$29,705	$—	$51,038
Additions	196,449	7,928	11,250	40,731	61,222	317,580
Transferred from right-of-use assets	19,415	—	—	—	—	19,415
Impairment	(21,422)	—	—	—	—	(21,422)

At December 31, 2019	195,513	18,030	21,410	70,436	61,222	366,611
Additions	169,210	107,112	86,460	182,713	8,559	554,054

At December 31, 2020	$364,723	$125,142	$107,870	$253,149	$69,781	$920,665

Accumulated depreciation and impairment
At January 1, 2019	$1,791	$(2,790)	$(10,160)	$(6,201)	$—	$(17,360)
Depreciation	(22,855)	(3,323)	(3,715)	(13,744)	(6,122)	(49,759)
Impairment	10,017	—	—	—	—	10,017

At December 31, 2019	(11,047)	(6,113)	(13,875)	(19,945)	(6,122)	(57,102)
Depreciation	(52,887)	(4,353)	(20,332)	(32,378)	(12,885)	(122,835)

At December 31, 2020	$(63,934)	$(10,466)	$(34,207)	$(52,323)	$(19,007)	$(179,937)

Net book value
At December 31, 2019	$184,466	$11,917	$7,535	$50,491	$55,100	$309,509

At December 31, 2020	$300,789	$114,676	$73,663	$200,826	$50,774	$740,728

As at December 31, 2020, a total of $81,000 of furniture and fixtures and $63,557 of leasehold improvements related to property and equipment under construction, and no depreciation has been recognized. The Company will begin recognizing depreciation once the underlying assets are ready for their intended use.
Depreciation of property and equipment included in the consolidated financial statements is split as follows:

	As at and for the year ended December 31
	2020	2019
Consolidated statements of financial position
Included in inventory	$12,053	$—
Consolidated statements of net loss and comprehensive loss
Included in procurement expense	$76,132	$39,921
Included in fulfilment expense	244	—
Included in general and administrative expense	30,822	8,707
Included in research and development expense	3,584	1,131

	$110,782	$49,759